Share based payment (Tables)	12 Months Ended
Mar. 31, 2022
Statement [Line Items]
Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes

The relevant terms of the Group Stock Option Plans are as follows:

Group Stock Option Plans
Plans	2018 Stock Option Plan Modified (new plan)	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.

Time linked vesting:

5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

Performance linked vesting:

The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year.

The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of the Company are available.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of grant of option	Time linked vesting: 5 years from the grant date
Exercise period	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price	INR 400	INR 400, INR 415 and INR 420	INR 340	INR 205	INR 100 and 131	INR 100
Expiry date	August 16, 2029	April 24, 2028 to December 31, 2030	April 10, 2027 to February 25, 2028	September 30, 2026	December 31, 2022 to January 1, 2025	September 30, 2021 to December, 31 2022
Settlement type	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled

Number of options outstanding as at (in million):

Plans	2018 Stock Option Plan Modified (new plan)	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
March 31, 2020	1	1	10	2	3	1
March 31, 2021	1	1	9	1	2	1

Schedule of Movement of Options Outstanding under the share based payment schemes

The movement of options outstanding under the Group Stock Option Plans are summarised below:

	Number of options (in million)
Particulars	March 31, 2020	March 31, 2021	August 23, 2021
Outstanding at the beginning of the year	19	18	16
Granted during the year	1	1	—
Forfeited during the year	(2)	(0)	(0)
Repurchase during the year	—	(3)	—
Exercised during the year	—	—	(1)
Replacement of Group Stock Option Plans (refer note (d))	—	—	(14)
Outstanding at the end of the year	18	16	—
Exercisable at the end of the year	9	8	—

Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted

The following tables list the inputs to the models used for the years ended March 31, 2021 and 2020:

	For the year ended March 31,
Particulars	2020	2021
Dividend yield (%)	2.9%	3.4%
Expected volatility (%)	23.0%	22.0%
Risk–free interest rate (%)	6.53%	4.16% - 5.92%
Weighted average remaining contractual life of options granted	9.37 years	9.44 years
Weighted average share price (in INR)	415	471
Weighted average fair value (in INR)	110.43	133.01

Summary of Detailed Information About Repurchase Of Vested Stock Options

The details of repurchase of vested stock options are as follows:

Particulars	Amounts in INR
Total consideration paid for repurchase of vested stock options (a)	681
Fair value of the vested stock options repurchased, measured at the repurchase date, recognised in equity (b)*	650
Excess consideration paid recognised in statement of profit or loss (a) - (b)	31

Summary of Expense Recognised For Employee Services Received during the Year

The expense recognised for employee services received during the year is shown in the following table:

	For the year ended March 31,
Particulars	2020	2021	2022
	(INR)	(INR)	(INR)
Expense arising from equity-settled share-based payment transactions	206	189	2,517
Expense arising from repurchased vested stock options	—	31	—
Expense arising from cash settled share based payments transactions	—	102	422
Total expense arising from share-based payment transactions*	206	322	2,939

* This amount is inclusive of amount capitalised in different projects.

Vested Stock Options At The Date of Repurchase [Member]
Statement [Line Items]
Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted	The fair value of vested stock options was estimated at the date of repurchase using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted using following inputs as at July 31, 2020.

Particulars	March 31, 2021
Share price per share at measurement date	420
Expected volatility	22%
Dividend yield	3.40%
Risk-free interest rate	4.16% - 5.92%

Cash Settled Share Based Payments [Member]
Statement [Line Items]
Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted

The fair value of the cash settled share based payments was determined using the Black-Scholes model using the following inputs as at March 31, 2021:

Particulars	31 March 2021
Share price per share at measurement date	420
Expected volatility	22%
Dividend yield	3.40%
Risk-free interest rate	4.16% - 5.92%

Stock Options At The Date of Replacement [Member]
Statement [Line Items]
Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes

The relevant terms of the Holding Company Stock Option Plans are as below:

Holding Company Stock Option Plans
Particulars	2018 Stock Option Plan Modified	2018 Stock Option Plan	2017 Stock Option Plan	2016 Stock Option Plan	2014 Stock Option Plan	2011 Stock Option Plan
Grant date	August 16, 2019	Multiple	Multiple	Multiple	Multiple	Multiple
Replacement date	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021	August 23, 2021
Vesting period	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:

50 % of grants will vest in 5 years as follows:

i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.

Time linked vesting:

5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.

					Time linked vesting: 5 years on quarterly basis which shall commence one year after the date of original grant of option	Time linked vesting: 5 years from the original grant date

Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPPL are available.

Exercise period	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price	USD 5.33	USD 5.33, 5.53 and 5.60	USD 4.53	USD 2.73	USD 1.75	USD 1.33
Settlement type	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled	Equity settled
Expiry date	August 16, 2029	April 24, 2028 to December 31, 2030	April 10, 2027 to February 25, 2028	September 30, 2026	December 31, 2022 to January 1, 2025	September 30, 2021 to December 31, 2022

Number of options outstanding as at (in million):

March 31, 2022	1.0	1.0	7.5	0.7	0.6	0.8

Schedule of Movement of Options Outstanding under the share based payment schemes

The details of options outstanding are summarized below:

Number of options (in million)
Particulars	March 31, 2022
Opening balance as at August 23, 2021	—
Replacement of Group Stock Option Plans at exchange ratio of 0.8289:1	12
Exercised during the period August 24, 2021 to March 31, 2022	0
Outstanding at the end of the year	12

Exercisable at the end of the year	6

Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted

The fair value of stock options was estimated at the date of replacement using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of Holding Company Stock Option Plan as on the date of replacement:

	Group Stock	Holding Company
Particulars	Option Plans	Stock Option Plans
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	25.67% - 37.87%	33.43% - 49.97%
Risk–free interest rate (%)	3.29% - 6.39%	0.05% - 1.03%
Weighted average expected life of options granted	0.07 years - 6.86 years	0.07 years - 6.86 years
Weighted average share price	INR 606.96	USD 8.17

2021 Incentive Award Plan Granted [Member]
Statement [Line Items]
Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes

According to this scheme, the employees selected by the compensation committee from time to time will be entitled to options as per grant letter issued by the compensation committee, subject to satisfaction of prescribed vesting conditions. The employees will be issued class A equity share of the Company on exercises of this incentive plan.

Particulars	2021 Incentive Plan
Grant date	August 23, 2021, November 23, 2021 and February 23, 2022	August 23, 2021
Replacement date	August 23, 2021	August 23, 2021
Vesting period

Time linked vesting:

80 % of grants will vest in 4 years as follows:

i) For the first year, from the date of original grant, the options for the first four quarters shall vest immediately.

ii) Thereafter, vesting will continue on a quarterly basis for the unvested options.

Remaining 20% will vest at the end of 4 years from the date of original grant.

Time linked vesting:

i) 6.25% of grant will vest on the last day of the first calendar year quarter immediately following the closing of the Business Combination transactions

ii) Thereafter, 6.25% of grant shall vest on the last day of each calendar year quarter, such that the grant shall be fully vested on the 16th vesting date.

Exercise period	Within 10 years from date of grant upon vesting
Exercise price	USD 10.00	USD 10.00
Settlement type	Equity settled	Equity settled
Expiry date	August 23, 2031 to February 23, 2032	August 23, 2031

Number of options outstanding as at (in million):

March 31, 2022	7.2	23.0

Schedule of Movement of Options Outstanding under the share based payment schemes

The details of options outstanding are summarized below:

Number of options (in million)
Particulars	March 31, 2022
Opening balance as at August 23, 2021	—
Granted during the period August 24, 2021 to March 31, 2022	30
Outstanding at the end of the year	30
Exercisable at the end of the year	4

Schedule of Information about Fair Value of Inputs to Option Pricing Model Share Options Granted

The fair value of stock options was estimated using Black-Scholes valuation model, taking into account the terms and conditions upon which the share options were granted. Following are the assumptions used in valuation of 2021 Incentive Award Plan:

Particulars	2021 Incentive Award Plan
Dividend yield (%)	0.0%
Expected volatility (%)	34.87% - 40.84%
Risk–free interest rate (%)	0.78% - 2.33%
Weighted average expected life of options granted	3.71 years - 6.93 years
Weighted average share price	USD 7.82 - 9.65